Accounting Policies - Narrative (Details) $ in Millions		12 Months Ended
	Feb. 01, 2016 reporting_unit	Apr. 30, 2016 USD ($) Facility Contract	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period for share-based payments		1 year
Forfeiture period for share-based payments		4 years
Accumulated other comprehensive (loss) income		$ 148.4	$ 109.8
Accounting Policies (Additional Textual) [Abstract]
Company's total subsequent period adjustments included in consolidated pretax income and cash provided by operating activities		1.00%	1.00%	1.00%
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales		31.00%	29.00%	27.00%
Advertising expense		$ 170.3	$ 107.0	$ 124.7
Research and development costs		58.8	32.5	24.3
Compensation cost related to nonvested share-based awards not yet recognized		$ 54.1
Weighted-average period of recognition		2 years 8 months 12 days
Excess tax benefits realized upon exercise or vesting of share-based compensation		$ 2.7	5.9	7.3
Charges for defined contribution plans		25.9	21.1	20.1
Allowance for doubtful accounts		1.1	1.0
Number of reporting units | reporting_unit	7
Rent expense		92.5	67.1	60.6
Minimum operating lease obligations in 2017		39.4
Minimum operating lease obligations in 2018		37.4
Minimum operating lease obligations in 2019		30.6
Minimum operating lease obligations in 2020		24.8
Minimum operating lease obligations in 2021		21.6
Unrealized pre-tax gains included in accumulated other comprehensive loss on available-for-sale securities		$ 5.7	5.2
Number of union contracts expiring in 2017 | Contract		1
Facilities covered by union contracts | Facility		11
Selling, Distribution And Administrative Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Shipping and handling costs		$ 236.1	168.5	$ 164.8
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		1 year
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		5 years
Seamild [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		25.00%
Natural Blend [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		50.00%
Mountain Country Foods [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		20.00%
Numi, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		44.00%
Foreign Currency Translation Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated other comprehensive (loss) income		$ (13.1)	(2.3)
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments		3 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments		1 year
Unionized Employees [Member] | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk		30.00%
Unionized Employees Subject to Union Contracts Expiring within One Year | Number of Employees, Total [Member]
Concentration Risk [Line Items]
Percentage of concentration risk		8.00%
Work In Process Inventory [Member]
Condensed Financial Statements, Captions [Line Items]
Work-in-process inventory		$ 67.6	81.5
Other Noncurrent Assets [Member]
Condensed Financial Statements, Captions [Line Items]
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets		48.8	$ 48.4
Other Noncurrent Assets [Member] | Seamild [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment		35.9
Other Noncurrent Assets [Member] | Mountain Country Foods [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment		19.1
Other Noncurrent Assets [Member] | Numi, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment		$ 16.0